4. INVENTORIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventories Details
Materials	$ 477,929	$ 300,739
Finished goods	2,306,681	1,423,768
Total inventories	$ 2,784,610	$ 1,724,507